SEGMENTED INFORMATION	12 Months Ended
Sep. 30, 2019
SEGMENTED INFORMATION
SEGMENTED INFORMATION	15. SEGMENTED INFORMATION The Company works in one industry being the development of small molecule drugs for prostate cancer. The Company’s equipment was located in the USA.